AlphaCentric Income Opportunities Fund
AlphaCentric Income Opportunities Fund

MUTUAL FUND SERIES TRUST

AlphaCentric Income Opportunities Fund

(“the Fund”)

Class A: IOFAX Class C: IOFCX Class I: IOFIX

September 23, 2016

The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectus for the Fund, each dated

August 1, 2016.

The sections of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary: AlphaCentric Income Opportunities Fund – Fees and Expenses of the Fund” are replaced in their entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 46 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 50 and Waiver of Up-Front Sales Charge on Class A Shares on page 51.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	2.26%	3.01%	2.01%
Fee Waiver and/or Expense Reimbursement [1]	(0.52)%	(0.52)%	(0.52)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.74%	2.49%	1.49%

[1]	The Fund’s advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.49% through July 31, 2017. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor, by the advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if the Fund is able to make the repayment without exceeding the expense limitations in place at the time the expenses occurred and any expense limitations in place at the time of repayment, and the repayment is approved by the Board of Trustees.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$643	$252	$152
3	$1,100	$882	$580
5	$1,582	$1,536	$1,035
10	$2,908	$3,291	$2,296

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated August 1, 2016, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 46 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 50 and Waiver of Up-Front Sales Charge on Class A Shares on page 51.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Income Opportunities Fund	Class A	Class C	Class I
Maximum Sales Charge(Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposedon Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Income Opportunities Fund		Class A	Class C	Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses		2.26%	3.01%	2.01%
Fee Waiver and/or Expense Reimbursement	[1]	(0.52%)	(0.52%)	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.74%	2.49%	1.49%
[1]	The Fund's advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.49% through July 31, 2017. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the advisor, by the advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if the Fund is able to make the repayment without exceeding the expense limitations in place at the time the expenses occurred and any expense limitations in place at the time of repayment, and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AlphaCentric Income Opportunities Fund - USD ($)	1	3	5	10
Class A	643	1,100	1,582	2,908
Class C	252	882	1,536	3,291
Class I	152	580	1,035	2,296